Expenses by Nature (Details Textual) - ARS ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Expenses by nature [abstract]
Debt relief		$ 1,162
Salaries, bonuses and social security	$ 1,390,047	1,496,411	$ 1,491,268
Other concepts	171,783	115,628	175,275
Equity incentive plan		11,027	34,885
Rental and services costs	3,377,072	3,744,503	4,121,085
Cost of sales and developments	37,681	48,531	62,790
Other consumer financing costs	$ 3,132	$ 27,927	$ 3,448